Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value
The following tables present information about the Company’s financial assets that are measured at fair value and indicate the fair value hierarchy of the valuation inputs used (in thousands):

	June 30, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$75,147	$—	$—	$75,147
Marketable Securities:
Corporate bonds	—	23,061	—	23,061
Commercial paper	—	16,444	—	16,444
U.S. Treasury securities	—	10,166	—	10,166
Total assets	$75,147	$49,671	$—	$124,818

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$129,280	$—	$—	$129,280
Total assets	$129,280	$—	$—	$129,280